Taxes on Income (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Taxes on Income [Abstract]
Statutory tax rate	25.00%		25.00%		24.00%
Income before taxes on income as reported in the statement of operations	$ 7,809		$ 11,174		$ 6,313
Computed "expected" tax expense	1,952		2,794		1,515
Non-deductible expenses	518		151		29
Tax adjustment in respect of different tax rate for foreign subsidiaries	35		132		97
Taxes in respect to previous years	(609)				67
Influence of change in tax rate on DTA	14				127
Valuation allowance	63		(183)		(478)
Differences in basis of measurements for financial reporting and tax return purposes	(650)		24		711
Utilize tax losses from prior years			(2)		(8)
Other differences, net	(36)		(32)		(82)
Income tax expense	$ 1,287	[1]	$ 2,884	[1]	$ 1,978	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US, UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.